LEASES	12 Months Ended
Jul. 31, 2017
Leases [Abstract]
LEASES

5. LEASES:

The Company’s real estate operations encompass both owned and leased properties. The current leases on leased property, most of which have options to extend the terms, range from 4 years to 26 years. Certain of the leases provide for additional rentals under certain circumstances and obligate the Company for payments of real estate taxes and other expenses.

Rental expense for leased real property for each of the three fiscal years in the period ended July 31, 2017 was exceeded by sublease rental income, as follows:

	2017	2016	2015
Minimum rental expense	$1,899,374	$1,726,528	$1,726,481
Contingent rental expense	833,641	825,695	777,637
	2,733,015	2,552,223	2,504,118
Sublease rental income	6,750,325	6,341,145	6,566,297
Excess of sublease income over expense	$4,017,310	$3,788,922	$4,062,179

Rent expense related to an affiliate principally owned by a director of the Company totaled $987,250 for fiscal year ended July 31, 2017, $836,813 for fiscal year ended 2016 and $825,000 for fiscal year ended 2015. The rent expense is derived from two leases which expire July 31, 2027 and April 30, 2031, respectively. Rent expense is recognized on a straight-line basis over the lives of the leases.

Future minimum non-cancelable rental commitments for operating leases with initial or remaining terms of one year or more are payable as follows:

Operating
Fiscal Year	Leases
2018	$1,729,074
2019	1,731,609
2020	1,731,609
2021	1,693,185
2022	1,577,914
After 2022	11,359,157
Total required*	$19,822,548

*	Minimum payments have not been reduced by minimum sublease rentals of $34,770,374 under operating leases due in the future under non-cancelable leases.